FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Group’s financial assets and liabilities measured at fair value on recurring basis.

	As of December 31, 2011				As of December 31, 2012
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance

Forward contracts	$—	$404	$—	$404	$—	$—	$—	$—